SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Directors and other members [member] - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Consulting fees	$ 216,000	$ 168,000	$ 162,500
Management fees	216,000	168,000	205,000
Professional fees	128,400	124,200	150,000
Share-based compensation	495,348	151,088	264,393
Related party transactions	$ 1,055,748	$ 611,288	$ 781,893